Related Party Transactions (Details 1) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Other related parties' receivables	$ 266,959	$ 67,145
Other related parties' payables	64,698	42,960
Mr. Han Yu [Member]
Related Party Transaction [Line Items]
Other related parties' receivables	40,414	37,425
Other related parties' payables
Mr. Sun Mang Yue [Member]
Related Party Transaction [Line Items]
Other related parties' receivables	226,545
Mr. Yuan Qiang [Member]
Related Party Transaction [Line Items]
Other related parties' receivables		23,190
Mr. Liao Xu [Member]
Related Party Transaction [Line Items]
Other related parties' receivables		6,530
Mr. Sun JianJun [Member]
Related Party Transaction [Line Items]
Other related parties' payables	19,971
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Other related parties' payables	$ 44,727	$ 42,960